Net Gains (Losses) Arising From Derecognition of Financial Assets at Amortized Cost - Net Gains (Losses) Arising from Derecognition of Financial Assets at Amortized Cost (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023
Gain (loss) arising from derecognition of financial assets measured at amortised cost [abstract]
Gains		¥ 14,663	¥ 7,389		¥ 985
Losses	[1]	46,842	5,839		3,745
Total net gains(losses) arising from derecognition of financial assets at amortized cost	[2]	¥ (32,179)	¥ 1,550	[3]	¥ (2,760)	[3]

[1]	Losses from the derecognition of financial assets measured at amortized cost for the fiscal year ended March 31, 2025 were mainly due to the sales of certain low-profit loans in the Europe and Middle East region. These sales were made to improve profitability and capital efficiency in global business.
[2]	For the fiscal year ended March 31, 2025, the Group presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately in prior years but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.
[3]	The comparative amounts of “Gains” and “Losses” from derecognition of financial assets at amortized cost have been reclassified from “Other income” and “Other expenses,” respectively, to conform to the current presentation.